CONVERTIBLE DEBT - Carrying Amount (Details) - USD ($) $ in Millions	Dec. 31, 2025	Sep. 15, 2025	Jun. 05, 2025
DEBT
Principal amount outstanding	$ 4,836.8
Unamortized debt discount (accretion)	(650.4)
Unamortized issuance costs	(83.2)
Total debt	$ 4,103.2
Notes due 2029
DEBT
Debt instrument, interest rate	2.00%		2.00%
Effective interest rate	7.06%
Principal amount outstanding	$ 587.5
Unamortized debt discount (accretion)	(85.1)
Unamortized issuance costs	(10.8)
Total debt	$ 491.6
Notes due 2030
DEBT
Debt instrument, interest rate	1.00%	1.00%
Effective interest rate	4.15%
Principal amount outstanding	$ 1,818.4
Unamortized debt discount (accretion)	(224.4)
Unamortized issuance costs	(30.2)
Total debt	$ 1,563.8
Notes due 2031
DEBT
Debt instrument, interest rate	3.00%		3.00%
Effective interest rate	6.87%
Principal amount outstanding	$ 612.5
Unamortized debt discount (accretion)	(112.2)
Unamortized issuance costs	(11.4)
Total debt	$ 488.9
Notes due 2032
DEBT
Debt instrument, interest rate	2.75%	2.75%
Effective interest rate	4.88%
Principal amount outstanding	$ 1,818.4
Unamortized debt discount (accretion)	(228.7)
Unamortized issuance costs	(30.8)
Total debt	$ 1,558.9